E-QURE CORP. - STATEMENTS OF CASH FLOWS	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net loss	(541,109)	(24,505,214)	(25,087,820)	(1,168,585)
Adjustments to reconcile net loss to net cash used in operating activites:
Donated services	0	0	0	12,000
Shares issued for services	0	1,202	1,202	1,000,000
Non-cash loss on settlement of debt	0	23,709,343	23,709,343	0
Amortization of debt discount	0	91,066	91,066	57,901
Impairment of research and development assets	0	0	250,123	0
Loss on acquisition of research and development assets	0	0	99,877	0
(Decrease) increase in prepaid expenses	$ 0	$ 0	$ 0	$ 909
Increase (decrease) in accounts payable and accrued expenses	(3,500)	25,449	11,510	22,440
Net cash used in operating activities	$ (544,609)	$ (678,154)	$ (924,699)	$ (75,285)
Cash flows from financing activities:
Procceds from sale of common stock	170,000	2,095,000	2,225,000	20,000
Proceeds from issuance of convertible notes payable - related parties	0	0	0	57,375
Proceeds from issuance of convertible notes payable	0	0	0	71,545
Net cash provided by financing activities	$ 170,000	$ 2,095,000	$ 2,225,000	$ 148,920
Change in cash	$ (374,609)	$ 1,416,846	$ 1,300,301	$ 73,635
Cash at beginning of period	1,376,836	76,535	76,535	2,900
Cash at end of period	1,002,227	1,493,381	1,376,836	76,535
Non cash transactions:
Debt converted to common stock	0	212,860	212,860	75,532
Discount on convertible debt	0	0	0	128,063
Forgiveness of accrued salary by related party	0	0	0	6,847
Common stock cancelled	0	253	253	0
Subscription receivable	0	500,000	270,000	0
Shares issued for research and development acquisition	0	0	350,000	0